Debt (Notes)	6 Months Ended
Jun. 30, 2012
Long-term Debt, Unclassified [Abstract]
Debt
DEBT

The Amended Revolving Credit Facility became effective March 30, 2012. Concurrent with the execution of the amendment, and pursuant to the terms of the original agreement, we exercised our option to increase the total loan availability from $150.0 million to an aggregate of $300.0 million. The amendment allows us to request that the availability be increased up to an aggregate of $450.0 million, subject to receiving increased commitments from the lenders, compared to the original agreement, which allowed an aggregate capacity of $300.0 million. The Amended Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our subsidiaries and secured by substantially all of our assets. Borrowings are available under the Amended Revolving Credit Facility up to the total available revolving capacity of the facility. As of June 30, 2012, we had $118.0 million of borrowings and $0.3 million in letters of credit outstanding under the Amended Revolving Credit Facility, resulting in a total unused credit availability of $181.7 million, or 61%, of the borrowing capacity. The Amended Revolving Credit Facility is scheduled to mature on April 25, 2014. See Note O for information regarding subsequent events including an amendment to our Amended Revolving Credit Facility.

The Amended Revolving Credit Facility, at June 30, 2012, was subject to the following expenses and fees:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
TLLP Revolving Credit Facility (a)	0.25%	2.50%	3.25%	1.50%	0.50%
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(a) We have the option to elect if the borrowings will bear interest at either a base rate plus the base rate margin, or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. Letters of credit outstanding under the Amended Revolving Credit Facility incur fees at the Eurodollar margin rate.